Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Strategy Shares
Entity Central Index Key	dei_EntityCentralIndexKey	0001506213
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hss
Document Creation Date	dei_DocumentCreationDate	Feb. 05, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 05, 2025
Prospectus Date	rr_ProspectusDate	Jan. 05, 2025
Strategy Shares Gold Enhanced Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strategy Shares Gold Enhanced Yield ETF
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For fiscal year or period ended December 31, 2024)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its primary benchmark from the Bloomberg U.S. Corporate TR Index to the Bloomberg U.S. Aggregate Bond Index to comply with new regulatory requirements.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Strategy Shares Gold Enhanced Yield ETF (the “Fund”) Cboe Ticker: GOLY

January 30, 2025

The information in this Supplement amends certain information contained in the Fund’s current Prospectus and Summary Prospectus, each dated January 5, 2025.

_____________________________________________________________________________

The Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY – Performance” is hereby replaced with the following:

Average Annual Total Returns

(For fiscal year or period ended December 31, 2024)

	1 Year	Since Inception (May 17, 2021)
Return Before Taxes	19.92%	1.81%
Return After Taxes on Distributions	18.36%	0.70%
Return After Taxes on Distributions and Sale of Fund Shares	11.76%	0.87%
Bloomberg U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses or taxes)	1.25%	(1.66)%
Bloomberg U.S. Corporate TR Index* (reflects no deduction for fees, expenses or taxes)	2.13%	(1.17)%
*	The Fund has changed its primary benchmark from the Bloomberg U.S. Corporate TR Index to the Bloomberg U.S. Aggregate Bond Index to comply with new regulatory requirements.

*       *      *

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, each dated January 5, 2025, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at (855) 4SS-ETFS or (855) 477-3837, or by writing to the Fund at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

Strategy Shares Gold Enhanced Yield ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.25%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.66%)	[1]
Strategy Shares Gold Enhanced Yield ETF | Bloomberg U.S. Corporate TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.13%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.17%)	[1]
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GOLY
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2021
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.36%
Since Inception	rr_AverageAnnualReturnSinceInception	0.70%
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.76%
Since Inception	rr_AverageAnnualReturnSinceInception	0.87%

[1]	The Fund has changed its primary benchmark from the Bloomberg U.S. Corporate TR Index to the Bloomberg U.S. Aggregate Bond Index to comply with new regulatory requirements.